4. Prepaid Expenses (Details) - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Prepaid expenses		$ 132,031	$ 592,473
Prepaid Expenses [Member]
Prepaid expenses		132,031	236,742
Prepaid Acquisition Expenses [Member] | Sunniva [Member]
Prepaid expenses	[1]	$ 0	$ 355,731

[1]	This prepayment was written off as part of the Sunniva acquisition that was not consummated.